S-K 1602, SPAC Registered Offerings	Nov. 12, 2026 USD ($)
SPAC Offering Forepart [Line Items]
SPAC, Compensation and Securities Issuance, Material Dilution, Likelihood [Text Block]

The difference between the public offering price per unit and Adjusted NTBVPS, on a pro forma basis to give effect to this offering and the issuance of the private placement units, assuming no exercise of the over-allotment option and exercise of the over-allotment option in full, constitutes dilution to investors in this offering. Adjusted NTBVPS is determined by dividing our net tangible book value, which is our total tangible assets less total liabilities (including the value of ordinary shares that may be redeemed for cash), as adjusted to reflect various potential redemption levels that may occur in connection with the closing of our initial business combination, by the number of outstanding ordinary shares.

De-SPAC, Material Potential Source of Future Dilution, Description [Text Block]

Adjusted NTBVPS excludes the effect of the consummation of our initial business combination or any related transactions or expenses. We may need to issue ordinary shares or convertible equity or debt securities in the circumstances described above, as we intend to target an initial business combination with a target company whose enterprise value is greater than the net proceeds of the offering and the sale of private placement units. The issuance of additional ordinary or preference shares may significantly dilute the equity interest of investors in this offering.

Such calculations do not reflect any dilution associated with the exercise of warrants as the warrants are accounted for as equity and are only exercisable following the consummation of our initial business combination. The assumed exercise of the warrants would cause the actual dilution to the public shareholders to be higher, particularly where a cashless exercise is utilized. Further, the issuance of additional ordinary or preference shares may significantly dilute the equity interest of public shareholders, which dilution would even further increase if the anti-dilution provisions in the Class B ordinary shares resulted in the issuance of Class A ordinary shares on a greater than one-to-one basis upon conversion of the Class B ordinary shares.

SPAC Offering Forepart, Adjusted Net Tangible Book Value Per Share [Table Text Block]

As of September 30, 2026, our net tangible book deficit was $353,235, or approximately $(0.09) or $(0.11) per ordinary share. The following table illustrates what the Adjusted NTBVPS at September 30, 2026 would have been to the public shareholders on a pro forma basis to give effect to this offering and the issuance of the private placement units, assuming the full exercise and no exercise of the over-allotment option, as compared to the adjusted price per unit:

As of September 30, 2026
Offering Price of $10.00 per Unit	25% of Maximum Redemption		50% of Maximum Redemption		75% of Maximum Redemption		Maximum Redemption
Adjusted NTBVPS	Adjusted NTBVPS	Difference between Adjusted NTBVPS and Offering Price	Adjusted NTBVPS	Difference between Adjusted NTBVPS and Offering Price	Adjusted NTBVPS	Difference between Adjusted NTBVPS and Offering Price	Adjusted NTBVPS	Difference between Adjusted NTBVPS and Offering Price
Assuming Full Exercise of Over-Allotment Option
$6.72	$6.10	$3.90	$5.15	$4.85	$3.54	$6.46	$0.20	$9.80
Assuming No Exercise of Over-Allotment Option
$6.72	$6.09	$3.91	$5.15	$4.85	$3.54	$6.46	$0.20	$9.80

SPAC, Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Table Text Block]

For each of the redemption scenarios above, the NTBV was calculated as follows:

	No Redemptions		25% of Maximum Redemptions		50% of Maximum Redemptions		75% of Maximum Redemptions		Maximum Redemptions
	Without Over- Allotment	With Over- Allotment	Without Over- Allotment	With Over- Allotment	Without Over- Allotment	With Over- Allotment	Without Over- Allotment	With Over- Allotment	Without Over- Allotment	With Over- Allotment
Public offering price	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00
Net tangible book deficit before this offering	(0.11)	(0.09)	(0.11)	(0.09)	(0.11)	(0.09)	(0.11)	(0.09)	(0.11)	(0.09)
Pro forma net tangible book value after this offering and the sale of the placement shares	6.72	6.72	6.09	6.10	5.15	5.15	3.54	3.54	0.20	0.20
Increase attributable to public shareholders	6.82	6.82	6.20	6.19	5.25	5.25	3.64	3.64	0.31	0.29
Dilution to public shareholders	3.28	3.28	3.91	3.90	4.85	4.85	6.46	6.46	9.80	9.80
Percentage of dilution to public shareholders	32.84%	32.77%	39.08%	39.00%	48.54%	48.46%	64.62%	64.56%	97.97%	98.04%

Numerator:
Net tangible book deficit before this offering	(353,235)	(353,235)	(353,235)	(353,235)	(353,235)	(353,235)	(353,235)	(353,235)	(353,235)	(353,235)
Net proceeds from this offering and the sale of the placement shares(1)	81,700,000	93,842,500	81,700,000	93,842,500	81,700,000	93,842,500	81,700,000	93,842,500	81,700,000	93,842,500
Plus: Offering costs accrued for or paid in advance, excluded from tangible book value	268,569	268,569	268,569	268,569	268,569	268,569	268,569	268,569	268,569	268,569
Less: Deferred underwriting commissions(2)	(2,828,000)	(3,252,988)	(2,121,000)	(2,439,938)	(1,414,000)	(1,626,888)	(707,000)	(813,838)	—	(788)
Less: Overallotment liability	(57,767)		(57,767)		(57,767)		(57,767)		(57,767)
Less: Amounts paid for redemptions			(20,200,000)	(23,230,000)	(40,400,000)	(46,460,000)	(60,600,000)	(69,690,000)	(80,800,000)	(92,920,000)
	78,729,567	90, 504,847	59,236,567	68,087,897	39,743,567	45,670,947	20,250,567	23,253,997	757,567	837,047
Denominator:
Ordinary shares outstanding prior to this offering	3,833,333	3,833,333	3,833,333	3,833,333	3,833,333	3,833,333	3,833,333	3,833,333	3,833,333	3,833,333
Ordinary shares forfeited if over-allotment is not exercised	(500,000)		(500,000)		(500,000)		(500,000)		(500,000)
Ordinary shares offered and sale of placement shares	8,000,000	9,200,000	8,000,000	9,200,000	8,000,000	9,200,000	8,000,000	9,200,000	8,000,000	9,200,000
Representative Shares	80,000	92,000	80,000	92,000	80,000	92,000	80,000	92,000	80,000	92,000
Less: Ordinary shares redeemed	—	—	(2,000,000)	(2,300,000)	(4,000,000)	(4,600,000)	(6,000,000)	(6,900,000)	(8,000,000)	(9,200,000)
Private Placement shares	310,000	336,250	310,000	336,250	310,000	336,250	310,000	336,250	310,000	336,250
	11,723,333	13,461,583	9,723,333	11,161,583	7,723,333	8,861,583	5,723,333	6,561,583	3,723,333	4,261,583

_____________

(1)      Expenses applied against gross proceeds include offering expenses of approximately $600,000 and underwriting commissions of $0.10 per unit, equal to 1% of the gross proceeds of this offering, or $800,000 in the aggregate (or up to $920,000 to the extent the underwriters’ over-allotment option is exercised in full), payable to the underwriters upon the closing of this offering. See “Use of Proceeds.”

(2)      Upon consummation of the Company’s initial business combination, a fee equal to $2,828,000 (or up to $3,252,988 to the extent the underwriters exercise their over-allotment option in full) will be payable to the underwriters based on the total funds remaining in the trust account after redemptions. See the section of this prospectus entitled “Underwriting” for a description of compensation and other items of value payable to the underwriters.

SPAC Prospectus Summary, Sponsor Compensation [Table Text Block]

The following table sets forth the payments to be received by our sponsor and its affiliates from us prior to or in connection with the completion of our initial business combination and the securities issued and to be issued by us to our sponsor or its affiliates:

Entity/Individual	Amount of Compensation to be Received or Securities Issued or to be Issued	Consideration Paid or to be Paid
Harbour Island Acquisition Sponsor LLC	$15,000 per month	Office space, administrative and shared personnel support services
	3,333,333 Class B Ordinary Shares, or up to 3,833,333 Class B Ordinary Shares if the underwriters’ over-allotment option is exercised in full.	$25,000

310,000 Private Placement Units to be purchased simultaneously with the closing of this offering (or up to 336,250 private placement units to the extent the underwriters’ over-allotment option is exercised in full)

$3,100,000 (or up to $3,362,500 to the extent the underwriters’ over-allotment option is exercised in full)
	Up to $300,000 in loans	Repayment of loans made to us to cover offering related and organizational expenses
	Up to $1,500,000 in working capital loans, which loans may be convertible into private placement units at a price of $10.00 per unit at the option of the lender	Working capital loans to finance transaction costs in connection with an initial business combination
	Reimbursement for any out-of-pocket expenses related to identifying, investigating and completing an initial business combination	Services in connection with identifying, investigating and completing an initial business combination
Holders of Class B ordinary shares	Anti-dilution protection upon conversion into Class A ordinary shares at a greater than one-to-one ratio	Issuance of the Class A ordinary shares issuable in connection with the conversion of the founder shares on a greater than one-to-one basis upon conversion
Harbour Island Acquisition Sponsor LLC, our officers, directors, or our or their affiliates	Finder’s fees, advisory fees, consulting fees, success fees or salaries

Any services in order to effectuate the completion of our initial business combination, which, if made prior to the completion of our initial business combination, will be paid from funds held outside the trust account.

Entity/Individual	Amount of Compensation to be Received or Securities Issued or to be Issued	Consideration Paid or to be Paid

We may engage Clear Street, the representative of the underwriters in this offering, as our lead financial advisor or otherwise in connection with our initial business combination and certain other transactions and pay such entities a fee in an amount that constitutes a market standard for comparable transactions; the terms of such engagement, if any, have not been determined and no written agreements exist with respect to such engagement.

SPAC, Actual or Potential Material Conflict of Interest, Prospectus Summary [Text Block]

Conflicts of Interest

Under Cayman Islands law, directors and officers owe the following fiduciary duties:

•        duty to act in good faith in what the director or officer believes to be in the best interests of the company as a whole;

•        duty to exercise powers for the purposes for which those powers were conferred and not for a collateral purpose;

•        duty to not improperly fetter the exercise of future discretion;

•        duty to exercise authority for the purpose for which it is conferred and a duty to exercise powers fairly as between different sections of shareholders;

•        duty not to put themselves in a position in which there is a conflict between their duty to the company and their personal interests; and

•        duty to exercise independent judgment.

In addition to the above, directors also owe a duty of care which is not fiduciary in nature. This duty has been defined as a requirement to act as a reasonably diligent person having both the general knowledge, skill and experience that may reasonably be expected of a person carrying out the same functions as are carried out by that director in relation to the company and the general knowledge, skill and experience of that director.

As set out above, directors have a duty not to put themselves in a position of conflict and this includes a duty not to engage in self-dealing, or to otherwise benefit as a result of their position at the expense of the company. However, in some instances what would otherwise be a breach of this duty can be forgiven and/or authorized in advance by the shareholders provided that there is full disclosure by the directors. This can be done by way of permission granted in the memorandum and articles of association or alternatively by shareholder approval at general meetings. Each of our officers and directors presently has, and any of them in the future may have additional, fiduciary, contractual or other obligations or duties to one or more other entities pursuant to which such officer or director is or will be required to present a business combination opportunity to such entities, including our sponsor or our officers or directors.

Our amended and restated memorandum and articles of association provide that, to the fullest extent permitted by law: (i) no individual serving as a director or an officer, among other persons, shall have any duty, except and to the extent expressly assumed by contract, to refrain from engaging directly or indirectly in the same or similar business activities or lines of business as us, and (ii) we renounce any interest or expectancy in, or in being offered an opportunity to participate in, any potential transaction or matter which (a) may be a corporate opportunity for any director or officer, on the one hand, and us, on the other or (b) the presentation of which would breach an existing legal obligation of a director or officer to any other entity. As a result, the fiduciary duties or contractual obligations of our officers or directors could materially affect our ability to complete our initial business combination.

Our sponsor and members of our sponsor, officers and directors, and their affiliates and/or related parties may sponsor, form or participate in the formation of, or become an officer or director of, invest or otherwise become affiliated with, other blank check companies, including in connection with their initial business combinations, or may pursue other business or investment ventures, even prior to us entering into a definitive agreement for our initial business combination or completing our initial business combination. Any such companies, businesses or investments would present additional conflicts of interest in pursuing an initial business combination.

As described herein, each of our officers and directors presently has, and any of them in the future may have additional, fiduciary, contractual or other obligations or duties to one or more other entities, including our sponsor or our officers or directors, pursuant to which such officer or director is or will be required to present a business combination opportunity, subject to their fiduciary duties under Cayman Islands law. Accordingly, they may have conflicts of interest in determining to which entity a particular business opportunity should be presented. Our amended and restated memorandum and articles of association provide that, to the fullest extent permitted by applicable law: (i) no individual serving as a director or an officer shall have any duty, except and to the extent expressly assumed by contract, to refrain from engaging directly or indirectly in the same or similar business activities or lines of business as us; and (ii) we renounce any interest or expectancy in, or in being offered an opportunity to participate in, any potential transaction or matter which may be a corporate opportunity for any director or officer, on the one hand, and us, on the other. These conflicts may not be resolved in our favor and a potential target business may be presented to another entity prior to its presentation to us. As a result of these conflicts, the fiduciary duties or contractual obligations of our officers or directors could materially affect our ability to complete our initial business combination.

Additionally, the personal and financial interests of our directors and executive officers may influence their motivation in timely identifying and pursuing an initial business combination or completing our initial business combination. The different timelines of competing initial business combination opportunities could cause our directors and executive officers to prioritize one initial business combination opportunity over another initial business combination opportunity even if the latter opportunity was with a more financially stable target. For example, if two targets are being evaluated by our management team, one of which has a better risk or financial stability profile for our public shareholders but may take a longer time to diligence and complete the initial business combination process, our management team may decide to choose what they believe to be the quicker and more certain initial business combination despite its less favorable risk or financial stability profile for our public shareholders, as the members of our management team that have a financial interest in us would not receive any financial benefit from such interest unless we consummated an initial business combination. Additionally, if members of our management team form other SPACs with similar investment objectives as ours or pursue other business or investment ventures during the period in which we are seeking an initial business combination, the consideration to be paid, terms, conditions and timing relating to the initial business combinations of such other SPACs or of the activities of such other ventures, and the level of attention paid by members of our management team to them versus the level of attention paid to us, may conflict in a way that is unfavorable to us. Consequently, our directors’ and executive officers’ discretion in identifying and selecting a suitable target business may result in a conflict of interest when determining whether the terms, conditions and timing of a particular initial business combination opportunity are appropriate and in our shareholders’ best interest, which could negatively impact the timing for our initial business combination.

The low price that our sponsor paid for the founder shares (approximately $0.007 per share) creates an incentive whereby our sponsor could potentially make a substantial profit even if we select an acquisition target that subsequently declines in value and is unprofitable for public shareholders. If we are unable to complete our initial business combination within 15 months from the closing of this offering, or by such earlier or later liquidation date as our board of directors or shareholders may approve, the founder shares and private placement shares may be worthless, except to the extent the holders thereof receive liquidating distributions from assets outside the trust account, which would create an incentive for our sponsor and our executive officers and directors to complete a transaction, even if we select an acquisition target that subsequently declines in value and is unprofitable for public shareholders.

Additionally, we will reimburse our sponsor $15,000 per month for office space, administrative and shared personnel support services made available to us, as described elsewhere in this prospectus. Upon consummation of this offering, we will repay up to $300,000 in loans made to us by our sponsor to cover offering-related and organizational expenses. Further, upon consummation of our initial business combination, unless converted into private placement units by our sponsor, we will be obligated to repay up to $1,500,000 in loans that the Sponsor or an affiliate of the Sponsor, or certain of the Company’s officers and directors may, but are not obligated to, loan the Company. Such loans would be evidenced by promissory notes that may be repaid upon completion of a Business Combination, without interest, or, at the lender’s discretion, up to $1,500,000 of the notes may be converted upon completion of a Business Combination into Private Placement Units of the post-business combination entity at a price of $10.00 per Private Placement Unit. Further, Clear Street will be entitled to receive an underwriting discount of $800,000 (or up to $920,000 to the extent the underwriters exercise the over-allotment option in full) upon the closing of this offering, 80,000 Representative Shares (or up to 92,000 Representative Shares to the extent the underwriters’ over-allotment option is exercised in full), a payment of $2,828,000 (or up to $3,252,988 to the extent the underwriters’ over-allotment option is exercised in full) be paid to Clear Street upon the consummation of our initial business combination based on the total funds remaining in the trust account after redemptions and such other fees in connection with any additional financial advisory, placement agency or other similar investment banking services they may provide to us in the future.

We are not prohibited from pursuing an initial business combination with a company that is affiliated with our sponsor, officers or directors, or completing the business combination through a joint venture or other form of shared ownership with our sponsor, officers or directors. In the event we seek to complete our initial business combination with a company that is affiliated (as defined in our amended and restated memorandum and articles of association) with our sponsor, officers or directors, we, or a committee of independent directors, will obtain an opinion from an independent investment banking firm or another independent entity that commonly renders valuation opinions, stating that the consideration to be paid by us in such an initial business combination is fair to our company from a financial point of view. We are not required to obtain such an opinion in any other context.

With certain limited exceptions, the founder shares will not be transferable, assignable or salable by our sponsor or its permitted transferees until the earlier of (i) six months after the completion of our initial business combination; or (ii) subsequent to our initial business combination, (A) the date on which the last reported sale price of our Class A ordinary shares equals or exceeds $12.50 per share (as adjusted for share sub-divisions, share dividends, reorganizations, recapitalizations and other similar transactions) for any 20 trading days within any 30-trading day period after completion of our initial business combination, or (B) the date on which we complete a liquidation, merger, share exchange or other similar transaction that results in all of our shareholders having the right to exchange their Class A ordinary shares for cash, securities or other property. With certain limited exceptions, the private placement units (including the private placement shares and the Class A ordinary shares issuable upon exercise of the private placement warrants), will not be transferable, assignable or salable by our sponsor or its permitted transferees until the completion of our initial business combination. Since our sponsor and executive officers and directors will directly or indirectly own ordinary shares and warrants following this offering, our executive officers and directors may have a conflict of interest in determining whether a particular target business is an appropriate business with which to effectuate our initial business combination because of their financial interest in completing an initial business combination within the completion window or by such earlier liquidation date as our board of directors may approve.

In addition to the above, our officers and directors are not required to commit any specified amount of time to our affairs, and, accordingly, may have conflicts of interest in allocating management time among various business activities, including selecting a business combination target and monitoring the related due diligence.

See “Risk Factors — Our officers and directors will allocate their time to other businesses thereby causing conflicts of interest in their determination as to how much time to devote to our affairs. This conflict of interest could have a negative impact on our ability to complete our initial business combination.”

Additionally, our sponsor and executive officers and directors have agreed to waive their redemption rights with respect to any founder shares, private placement shares and any public shares held by them in connection with the consummation of our initial business combination. Further, our sponsor and executive officers and directors have agreed to waive their redemption rights with respect to any founder shares or private placement shares held by them if we are unable to complete our initial business combination within the completion window or by such earlier liquidation date as our board of directors may approve. If we do not complete our initial business combination within such applicable time period, the proceeds of the sale of the private placement units held in the trust account will be used to fund the redemption of our public shares, and the private placement units (and the securities comprising such units) will expire worthless.

Below is a table summarizing the entities to which our officers and directors currently have fiduciary duties or contractual obligations:

Individual	Entity	Entity’s Business	Affiliation
McAndrew Rudisill	Harbour Island LLC	Investments	Managing Partner
	Pelagic Capital Advisors LLC	Investments	Managing Partner and Chief Investment Officer
	PCAO LLC	Investments	Managing Partner
	Forum Markets Inc.	Asset Ownership and Operation	Executive Chairman and Chief Executive Officer
Samuel J. Knipper	Change Agents Corporation	Agentic technology	Chief Financial Officer
	Brio Financial Group	Financial services	SEC Reporting Manager
Ryan Smith	Big Sky Industrial Inc. (f/k/a U.S. Energy Corp.)	Industrial Gases & Energy	Chief Executive Officer; Director
	Forum Markets Inc.	Asset Ownership and Operation	Director
	LCCA Holdings LLC	Consulting and private investments	Sole Member
Michael Edwards	Forum Markets Inc.	Asset Ownership and Operation	Director
	Third Way	Public policy think tank	Director
	Zippy, Inc.	Technology provider; manufactured home loans	Director
	Velocity Worldwide	Marketing technology	Director
	Manifest Ed	Learning platform	Director
	Old Post Company Inc.	Strategic advisory firm	Managing Principal
	Jones & Daughters LLC	Shopping	Partner
Benjamin Piggott	D Boral Acquisition Corp I	Blank check company	Co-President, Director
	Saquish Head Capital Partners LLC	Investments	General Partner
James Muchmore	XTI Aerospace, Inc.	Aerospace	General Counsel
	Black River Group, LLC	Investments	Sole Member
	Standard Domestic, LLC	Investments	Sole Member

If any of the above executive officers, directors or director nominees becomes aware of a business combination opportunity which is suitable for any of the above entities to which he or she has current fiduciary or contractual obligations, he or she will honor his or her fiduciary or contractual obligations to present such business combination opportunity to such entity, and only present it to us if such entity rejects the opportunity.

As described herein, each of our officers and directors presently has, and any of them in the future may have additional, fiduciary, contractual or other obligations or duties to one or more other entities, including our sponsor or our officers or directors, pursuant to which such officer or director is or will be required to present a business combination opportunity, subject to their fiduciary duties under Cayman Islands law. Accordingly, they may have conflicts of interest in determining to which entity a particular business opportunity should be presented. Our amended and restated memorandum and articles of association provide that, to the fullest extent permitted by applicable law: (i) no individual serving as a director or an officer shall have any duty, except and to the extent expressly assumed by contract, to refrain from engaging directly or indirectly in the same or similar business activities or lines of business as us; and (ii) we renounce any interest or expectancy in, or in being offered an opportunity to participate in, any potential transaction or matter which may be a corporate opportunity for any director or officer, on the one hand, and us, on the other. These conflicts may not be resolved in our favor and a potential target business may be presented to another entity prior to its presentation to us. As a result of these conflicts, the fiduciary duties or contractual obligations of our officers or directors could materially affect our ability to complete our initial business combination.

In addition, our sponsor and our officers and directors may sponsor or form other special purpose acquisition companies similar to ours or may pursue other business or investment ventures during the period in which we are seeking an initial business combination. As a result, our sponsor, officers and directors could have conflicts of interest in determining whether to present business combination opportunities to us or to any other special purpose acquisition company with which they may become involved. Any such companies, businesses or investments may present additional conflicts of interest in pursuing an initial business combination target, which could materially affect our ability to complete our initial business combination.

Potential investors should also be aware of the following other potential conflicts of interest:

•        Our officers and directors are not required to, and will not, commit their full time to our affairs, which may result in a conflict of interest in allocating their time between our operations and our search for a business combination and their other businesses. We do not intend to have any full-time employees prior to the completion of our initial business combination. Each of our officers is engaged in several other business endeavors for which he may be entitled to substantial compensation, and our officers are not obligated to contribute any specific number of hours per week to our affairs.

•        Our sponsor and members of our management team will directly or indirectly own our securities following this offering, and accordingly, they may have a conflict of interest in determining whether a particular target business is an appropriate business with which to effectuate our initial business combination, including the fact that they may lose their entire investment in us, except to the extent they are entitled to redeem any public shares they acquire or receive distributions on the founder shares from assets outside the trust account, if our initial business combination is not completed, except to the extent they are entitled to redeem any public shares they acquire or receive liquidating distributions from assets outside the trust account or are entitled to receive liquidating distributions from the trust account in the event they choose to purchase public shares. Our initial shareholders purchased founder shares prior to the date of this prospectus and will purchase private placement units in a transaction that will close simultaneously with the closing of this offering. Upon the closing of this offering, assuming the underwriters’ over-allotment option is not exercised, our sponsor will have invested in us an aggregate of $3,125,000, comprised of the $25,000 purchase price for the founder shares (or approximately $0.007 per share) and the $3,100,000 purchase price for the private placement units (or $10.00 per unit). Accordingly, our management team may be more willing to pursue a business combination with a riskier or less-established target business than would be the case if our sponsor had paid the same per share price for the founder shares as our public shareholders paid for their public shares in this offering or if our sponsor were required to pay cash to exercise the private placement units, as our sponsor and members of our management team would likely not receive any financial benefit unless we consummated such business combination. These interests of our executive officers and directors may affect the consideration paid, terms, conditions and timing relating to a business combination in a way that conflicts with the interests of our public shareholders.

•        Our initial shareholders purchased founder shares prior to the date of this prospectus and will purchase private placement units in a transaction that will close simultaneously with the closing of this offering. Our sponsor, officers and directors have entered into a letter agreement with us, pursuant to which they have agreed to waive their redemption rights with respect to their founder shares, private placement shares and public shares in connection with the completion of our initial business combination. Additionally, our sponsor, officers and directors have agreed to waive their rights to liquidating distributions from the trust account with respect to their founder shares and private placement shares if we fail to complete our initial business combination within the prescribed time frame, although they will be entitled to liquidating distributions from assets outside the trust account. If we do not complete our initial business combination within the prescribed time frame, the private placement units (and the securities comprising such units) will expire worthless. Furthermore, our sponsor, officers and directors have agreed not to transfer, assign or sell any of their founder shares until the earlier to occur of: (i) six months after the completion of our initial business combination or (ii) subsequent to our initial business combination, (A) the date on which the last reported sale price of our Class A ordinary shares equals or exceeds $12.50 per share (as adjusted for share sub-divisions, share dividends, reorganizations, recapitalizations and other similar transactions) for any 20 trading days within any 30-trading day period after completion of our initial business combination, or (B) the date on which we complete a liquidation, merger, share exchange or other similar transaction that results in all of our shareholders having the right to exchange their ordinary shares for cash, securities or other property. The private placement units (including the private placement shares and the Class A ordinary shares issuable upon exercise of the private placement warrants) will not be transferable until the completion of our initial business combination. Because each of our officers and director nominees will own ordinary shares or warrants directly or indirectly, they may have a conflict of interest in determining whether a particular target business is an appropriate business with which to effectuate our initial business combination.

•        Our officers and directors may have a conflict of interest with respect to evaluating a particular business combination if the retention or resignation of any such officers and directors was included by a target business as a condition to any agreement with respect to our initial business combination.

•        In the event our sponsor or members of our management team provide loans to us to finance transaction costs and/or incur expenses on our behalf in connection with an initial business combination, such persons may have a conflict of interest in determining whether a particular target business is an appropriate business with which to effectuate our initial business combination as such loans may not be repaid and/or such expenses may not be reimbursed unless we consummate such business combination. Upon the consummation of our initial business combination, we will repay up to an aggregate of $300,000 in loans made to us by our sponsor to cover offering-related and organizational expenses. Additionally, up to $1,500,000 of working capital loans made to us by the sponsor may be convertible into private placement units of the post-business combination entity at a price of $10.00 per unit at the option of the lender, no earlier than 60 days after the closing of this offering. Such units would be identical to the private placement units. Except for the foregoing, the terms of such working capital loans, if any, have not been determined and no written agreements exist with respect to such loans.

•        We may engage Clear Street, the representative of the underwriters in this offering, as our lead financial advisor or otherwise in connection with our initial business combination and certain other transactions and pay such entities a fee in an amount that constitutes a market standard for comparable transactions; the terms of such engagement, if any, have not been determined and no written agreements exist with respect to such engagement.

•        We will reimburse our sponsor for office space, utilities and secretarial and administrative support made available to us by our sponsor, in an amount equal to $15,000 per month.

•        We will reimburse the sponsor for any out-of-pocket expenses related to identifying, investigating, negotiating and completing an initial business combination.

•        We may engage Clear Street, the representative of the underwriters in this offering, as our lead financial advisor in connection with our initial business combination and/or placement agents for any securities offering to occur concurrently with our initial business combination and pay such affiliate a customary financial advisory and/or placement agent fee in an amount that constitutes a market standard financial advisory or placement agent fee for comparable transactions. Furthermore, we may acquire a target company that has engaged Clear Street as a financial advisor. Pursuant to any such engagement, the affiliate may earn its fee upon closing of the initial business combination. The payment of such fee would likely be conditioned upon the completion of the initial business combination. The terms of such engagement, if any, have not been determined and no written agreements exist with respect to such engagement.

Prior to or in connection with the completion of our initial business combination, there may be payment by the company to our sponsor, officers or directors, or our or their affiliates, of a finder’s fee, advisory fee, consulting fee or success fee for any services they render in order to effectuate the completion of our initial business combination, which, if made prior to the completion of our initial business combination, will be paid from funds held outside the trust account.

We cannot assure you that any of the above-mentioned conflicts will be resolved in our favor.

In the event that we submit our initial business combination to our public shareholders for a vote, our sponsor, officers and directors have agreed to vote their founder shares and private placement shares, and they and the other members of our management team have agreed to vote their founder shares and private placement shares and any shares purchased during or after the offering in favor of our initial business combination, aside from shares they may purchase in compliance with the requirements of Rule 14e-5 under the Exchange Act, which would not be voted in favor of approving the business combination transaction.

Limitation on Liability and Indemnification of Officers and Directors

Cayman Islands law does not limit the extent to which a company’s memorandum and articles of association may provide for indemnification of officers and directors, except to the extent any such provision may be held by the Cayman Islands courts to be contrary to public policy, such as to provide indemnification against willful default, willful neglect, actual fraud or the consequences of committing a crime. Our amended and restated memorandum and articles of association will provide that our officers and directors will be indemnified by us to the fullest extent permitted by law, as it now exists or may in the future be amended, including for any liability incurred in their capacities as such, except through their own actual fraud, willful default or willful neglect. We expect to purchase a policy of directors’ and officers’ liability insurance that insures our officers and directors against the cost of defense, settlement or payment of a judgment in some circumstances and insures us against our obligations to indemnify our officers and directors.

Our officers and directors have agreed, and any persons who may become officers or directors prior to the initial business combination will agree, to waive any right, title, interest or claim of any kind in or to any monies in the trust account, and to waive any right, title, interest or claim of any kind they may have in the future as a result of, or arising out of, any services provided to us and will not seek recourse against the trust account for any reason whatsoever. Accordingly, any indemnification provided will only be able to be satisfied by us if (i) we have sufficient funds outside of the trust account or (ii) we consummate an initial business combination.

Our indemnification obligations may discourage shareholders from bringing a lawsuit against our officers or directors for breach of their fiduciary duty. These provisions also may have the effect of reducing the likelihood of derivative litigation against our officers and directors, even though such an action, if successful, might otherwise benefit us and our shareholders. Furthermore, a shareholder’s investment may be adversely affected to the extent we pay the costs of settlement and damage awards against our officers and directors pursuant to these indemnification provisions.

We believe that these provisions, the insurance and the indemnity agreements are necessary to attract and retain talented and experienced officers and directors.

Insofar as indemnification for liabilities arising under the Securities Act may be permitted to directors, officers or persons controlling us pursuant to the foregoing provisions, we have been informed that in the opinion of the SEC such indemnification is against public policy as expressed in the Securities Act and is therefore unenforceable.

SPAC Offering Forepart, Security Holders Have the Opportunity to Redeem Securities [Flag]	true
SPAC Offering Forepart, Sponsor Compensation Material Dilution [Flag]	true
SPAC, Securities Offered, Redemption Rights [Text Block]

We will provide our public shareholders with the opportunity to redeem, regardless of whether they abstain, vote for, or vote against, our initial business combination, all or a portion of their public shares upon the completion of our initial business combination at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the trust account calculated as of two business days prior to the consummation of our initial business combination, including interest earned on the funds held in the trust account (less taxes, if any), divided by the number of then outstanding public shares, subject to the limitations and on the conditions described herein.

The amount in the trust account is initially anticipated to be $10.10 per public share. There will be no redemption rights upon the completion of our initial business combination with respect to our warrants. Our sponsor, officers and directors have entered into a letter agreement with us, pursuant to which they have agreed to waive their redemption rights with respect to their founder shares, private placement shares and any public shares they may acquire during or after this offering in connection with the completion of our initial business combination.

SPAC, Trust or Escrow Account, Material Terms [Text Block]	Nasdaq rules provide that at least 90% of the gross proceeds from this offering and the sale of the private placement units be deposited in a trust account. Of the $83,100,000 in gross proceeds we receive from this offering and the sale of the private placement units described in this prospectus, or $95,362,500 if the underwriters’ over-allotment option is exercised in full, a net amount of $80,800,000 (or $92,920,000 if the option is exercised in full), equal to $10.10 per public unit, will be deposited into a trust account in the United States with Continental Stock Transfer & Trust Company acting as trustee, after deducting $800,000 in underwriting discounts and commissions payable upon the closing of this offering, or $920,000 if the underwriters over-allotment option is exercised in full and an aggregate of $1,500,000 (or $1,522,500 if the underwriters’ over-allotment option is exercised in full) to pay fees and expenses in connection with the closing of this offering and for working capital following the closing of this offering. The proceeds held in the trust account will initially be invested only in U.S. government treasury obligations with a maturity of 185 days or less or in money market funds meeting certain conditions under Rule 2a-7 under the Investment Company Act which invest only in direct U.S. government treasury obligations; the holding of these assets in this form is intended to be temporary and for the sole purpose of facilitating the intended business combination. To mitigate the risk that we might be deemed to be an investment company for purposes of the Investment Company Act, which risk increases the longer that we hold investments in the trust account, we may, at any time (based on our management team’s ongoing assessment of all factors related to our potential status under the Investment Company Act), instruct the trustee to liquidate the investments held in the trust account and instead to hold the funds in the trust account in cash or in an interest bearing demand deposit account at a bank. We expect that the interest earned on the trust account will be sufficient to pay taxes. We will not be permitted to withdraw any of the principal or interest held in the trust account, except for the withdrawal of interest to pay our taxes, other than excise taxes, if any, and up to $100,000 to pay dissolution expenses, as applicable, if any, until the earliest of (i) the completion of our initial business combination, (ii) the redemption of our public shares if we are unable to complete our initial business combination within the completion window, subject to applicable law, or (iii) the redemption of our public shares properly submitted in connection with a shareholder vote to approve an amendment to our amended and restated memorandum and articles of association (A) to modify the substance or timing of our obligation to allow redemption in connection with our initial business combination or to redeem 100% of our public shares if we have not consummated our initial business combination within the completion window or (B) with respect to any other material provisions relating to the rights of holders of ordinary shares or pre-initial business combination activity.
De-SPAC Consummation Timeframe Extension, Security Holders Voting or Redemption Rights [Flag]	true
De-SPAC Consummation Timeframe, How Extended [Text Block]

We have until the date that is 15 months from the closing of this offering or until such earlier liquidation date as our board of directors may approve, to consummate our initial business combination. If we anticipate that we may be unable to consummate our initial business combination within such 15-month period, we may seek shareholder approval to amend our amended and restated memorandum and articles of association to extend the date by which we must consummate our initial business combination. If we seek shareholder approval for an extension, holders of public shares will be offered an opportunity to redeem their shares at a per share price, payable in cash, equal to the aggregate amount then on deposit in the trust account, including interest earned thereon (less taxes, if any), divided by the number of then issued and outstanding public shares, subject to applicable law.

If we are unable to complete our initial business combination within the completion window and do not hold a shareholder vote to amend our amended and restated memorandum and articles of association to extend the amount of time we will have to consummate an initial business combination, or by such earlier liquidation date as our board of directors may approve, from the closing of this offering, we will redeem 100% of the public shares at a per share price, payable in cash, equal to the aggregate amount then on deposit in the trust account, including interest earned thereon (less taxes, if any, payable and up to $100,000 of interest income to pay dissolution expenses), divided by the number of then issued and outstanding public shares, subject to applicable law and certain conditions as further described herein. We expect the pro rata redemption price to be approximately $10.10 per public share (regardless of whether or not the underwriters exercise their over-allotment option), without taking into account any interest or other income earned on such funds. However, we cannot assure you that we will in fact be able to distribute such amounts as a result of claims of creditors, which may take priority over the claims of our public shareholders.

SPAC, Trust or Escrow Account, Gross Offering Proceeds Placed, Percent	90.00%
SPAC, Trust or Escrow Account, Gross Offering Proceeds Placed, Amount	$ 83,100,000